Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Parenthetical) (Detail) - MXN ($) $ in Thousands		1 Months Ended
	Nov. 16, 2017	Nov. 30, 2018
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage		44.09%
Divestiture amount		$ 53,701
Gain from divestiture		$ 1,646
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage		44.09%
Divestiture amount		$ 3,198,597
Gain from divestiture		$ 689,268
Ductos y Energticos del Norte, S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
Divestiture amount	$ 3,141,710
Ownership percentage	50.00%
Gain from divestiture	$ 3,139,103